Uncertainty due to changes in domestic and global economic conditions (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Shinhan Bank
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	₩ 6,467,123
Securities at fair value through profit or loss	6,148
Securities at fair value through other comprehensive income	296,719
Off-balance accounts	4,873,003
Risk exposures by major consolidated subsidiaries due to COVID-19	11,642,993
Shinhan Bank | Airlift passenger
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	120,854
Securities at fair value through profit or loss	0
Securities at fair value through other comprehensive income	52,878
Off-balance accounts	404,767
Risk exposures by major consolidated subsidiaries due to COVID-19	578,499
Shinhan Bank | Lodging
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	3,445,269
Securities at fair value through profit or loss	0
Securities at fair value through other comprehensive income	2,611
Off-balance accounts	289,948
Risk exposures by major consolidated subsidiaries due to COVID-19	3,737,828
Shinhan Bank | Oil/petroleum refinery
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	685,336
Securities at fair value through profit or loss	3,088
Securities at fair value through other comprehensive income	224,894
Off-balance accounts	3,058,516
Risk exposures by major consolidated subsidiaries due to COVID-19	3,971,834
Shinhan Bank | Art-related
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	244,036
Securities at fair value through profit or loss	0
Securities at fair value through other comprehensive income	0
Off-balance accounts	9,630
Risk exposures by major consolidated subsidiaries due to COVID-19	253,666
Shinhan Bank | Movie theater
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	95,240
Securities at fair value through profit or loss	0
Securities at fair value through other comprehensive income	6,539
Off-balance accounts	111,266
Risk exposures by major consolidated subsidiaries due to COVID-19	213,045
Shinhan Bank | Clothing manufacturing
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	1,763,741
Securities at fair value through profit or loss	3,060
Securities at fair value through other comprehensive income	9,797
Off-balance accounts	938,705
Risk exposures by major consolidated subsidiaries due to COVID-19	2,715,303
Shinhan Bank | Travel
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	112,647
Securities at fair value through profit or loss	0
Securities at fair value through other comprehensive income	0
Off-balance accounts	60,171
Risk exposures by major consolidated subsidiaries due to COVID-19	172,818
Shinhan Card Co., Ltd. | Retail
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost from Credit sales	357,589
Loans at amortized cost from Short term card loan	142,252
Loans at amortized cost from Long term card loan	283,150
Securities at fair value through profit or loss	0
Securities at fair value through other comprehensive income	0
Off-balance accounts	702,124
Risk exposures by major consolidated subsidiaries due to COVID-19	1,485,115
Jeju Bank
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	1,413,182
Off-balance accounts	53,250
Risk exposures by major consolidated subsidiaries due to COVID-19	1,466,432
Jeju Bank | Lodging
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	599,875
Off-balance accounts	20,658
Risk exposures by major consolidated subsidiaries due to COVID-19	620,533
Jeju Bank | Retail
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	517,843
Off-balance accounts	18,691
Risk exposures by major consolidated subsidiaries due to COVID-19	536,534
Jeju Bank | Manufacturing
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	30,095
Off-balance accounts	563
Risk exposures by major consolidated subsidiaries due to COVID-19	30,658
Jeju Bank | Construction Industry
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	85,640
Off-balance accounts	7,100
Risk exposures by major consolidated subsidiaries due to COVID-19	92,740
Jeju Bank | Leisure related service industry
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	57,677
Off-balance accounts	1,053
Risk exposures by major consolidated subsidiaries due to COVID-19	58,730
Jeju Bank | Transportation Business
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	29,679
Off-balance accounts	2,103
Risk exposures by major consolidated subsidiaries due to COVID-19	31,782
Jeju Bank | Others
Risk exposures by major consolidated subsidiaries due to COVID-19 [Line Items]
Loans at amortized cost	92,373
Off-balance accounts	3,082
Risk exposures by major consolidated subsidiaries due to COVID-19	₩ 95,455